INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Summary of the Components of the (Benefit) Provision for Income Taxes
The following is a summary of the components of the (benefit) provision for income taxes for Verso Paper:

	Year Ended December 31,
(Dollars in thousands)	2013	2012	2011
Current tax provision (benefit):
U.S. federal	$—	$—	$—
U.S. state and local	38	(96)	281
	38	(96)	281
Deferred tax (benefit) provision:
U.S. federal	(120,029)	(58,563)	(40,038)
U.S. state and local	(12,621)	(6,486)	(7,047)
	(132,650)	(65,049)	(47,085)
Valuation allowance	132,050	63,721	47,001
Income tax (benefit) provision	$(562)	$(1,424)	$197

Reconciliation of Income Tax Expense using the Statutory Federal Income Tax Rate Compared with Actual Income Tax Expense
A reconciliation of income tax expense using the statutory federal income tax rate compared with actual income tax expense follows:

	Year Ended December 31,
(Dollars in thousands)	2013	2012	2011
Tax at Statutory U.S. Rate of 34%	$(38,001)	$(59,586)	$(46,456)
Increase resulting from:
Acquisition transaction costs	1,756	—	—
Meals and entertainment	173	197	169
Nondeductible lobbying expenses	80	46	38
Disallowed compensation	—	680	—
Goodwill impairment	—	—	6,356
Equity award expense	—	—	55
Other disallowed expenses	4	36	1
Net permanent differences	2,013	959	6,619
Valuation allowance	132,050	63,721	47,001
Benefit from change in prior tax position	(93,039)	—	—
State income taxes (benefit)	(3,740)	(6,550)	(6,861)
Return to provision	155	32	(106)
Total income tax provision	$(562)	$(1,424)	$197

Summary of the Significant Components of Deferred Tax Position
The following is a summary of the significant components of our deferred tax position:

	Year Ended December 31,
(Dollars in thousands)	2013	2012
Deferred tax assets:
Net operating loss and credit carryforwards	$417,536	$272,575
Payment-in-kind interest	10,211	11,082
Pension	9,606	11,403
Compensation reserves	8,348	6,755
Inventory reserves	7,546	7,103
Inventory capitalization	2,885	2,492
Unrealized hedge losses	—	1,559
Bad debt reserves	841	900
Other	2,046	1,665
Gross deferred tax assets	459,019	315,534
Less: valuation allowance	(323,335)	(195,695)
Deferred tax assets, net of allowance	135,684	119,839
Deferred tax liabilities:
Property, plant, and equipment	$(100,507)	$(84,241)
Cancellation of debt income deferral	(21,878)	(26,127)
Intangible assets	(8,241)	(9,148)
Deferred repair charges	(6,188)	(6,657)
Unrealized hedge income	(4,046)	—
Prepaid expenses	(998)	(440)
Total deferred tax liabilities	(141,858)	(126,613)
Net deferred tax liabilities	$(6,174)	$(6,774)